Leases (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Apr. 20, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Remaining lease terms	5 years
Discount rate	35.00%	12.00%
Short-term leases	$ 14,577		$ 11,177